Prepaid Expenses and Other Current Assets (Table)	12 Months Ended
Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid Expenses And Other Current Assets
	December 31, 2013	December 31, 2012
Prepaid voyage costs	$ 431	$ 252
Inventory	1,166	—
Other	66	342
Total prepaid expenses and other current assets	$ 1,663	$ 594